INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

	As of December 31,
	2021 $	2022 $

Licensing fee	36,654	18,629
IP right	45,918	42,943
Trademarks	10,679	10,679
Technology	15,200	–
Software, including internal use software under development	30,202	66,117
Others	5,269	5,267
Total intangible assets, gross	143,922	143,635

Accumulated amortization:
Licensing fee	(33,704)	(15,713)
IP right	(39,357)	(37,538)
Trademarks	(4,806)	(5,873)
Technology	(4,856)	–
Software	(7,060)	(17,203)
Others	(1,622)	(2,289)
Total accumulated amortization	(91,405)	(78,616)
Total intangible assets, net	52,517	65,019

The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$

2023	20,363
2024	16,756
2025	7,691
2026	1,725
2027	1,114
Thereafter	56
47,705

Amortization expenses related to intangible assets was $11,694, $18,350 and $23,417 for the years ended December 31, 2020, 2021 and 2022, respectively.